TAXES ON INCOME - Schedule of income before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 854.9	$ 901.6	$ 897.4
Foreign	117.2	74.0	30.9
Income before taxes on income	$ 972.1	$ 975.6	$ 928.3